Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	$ 18,925	$ 23,900	$ 22,507
Additions Charged to Cost and Expenses	7,921	3,983	3,505
Additions Charged to Other Accounts	95	370	3,120
Deductions	(3,904)	(9,328)	(5,232)
Ending Balance	23,037	18,925	23,900
Valuation allowance for deferred tax assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	231,436	232,147	166,083
Additions Charged to Cost and Expenses	23,996	14,845	66,064
Deductions	(6,050)	(15,556)	0
Ending Balance	$ 249,382	$ 231,436	$ 232,147